Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue disaggregated by customer profile is as follows:

	Three Months Ended		Six Months Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
	(in thousands)		(in thousands)

Top client	$89,565	$90,526	$189,559	$156,344
Clients 2-5	166,772	168,305	336,285	329,402
Clients 6-10	87,725	98,901	166,499	194,132
Clients 11-25	139,086	115,305	274,748	228,388
Other	211,989	168,573	402,898	353,469

Total	$695,137	$641,610	$1,369,989	$1,261,735